Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 74,132	$ 18,629
Short-term bank deposits	5,000	4,500
Marketable securities	3,981	5,537
Trade receivables, net	21,953	23,245
Inventories	30,030	34,855
Other accounts receivable and prepaid expenses	5,660	2,661
Total current assets	140,756	89,427
LONG-TERM ASSETS:
Marketable securities	44,603	68,835
Deposits and other long term assets	744	627
Severance pay fund	351	523
Deferred taxes	7,272	564
Property, plant and equipment, net	14,994	11,230
Intangible assets, net	1,011	2,076
Goodwill	5,092	5,092
Total long-term assets	74,067	88,947
Total assets	214,823	178,374
CURRENT LIABILITIES:
Trade payables	16,614	12,439
Employees and payroll accruals	7,932	6,338
Deferred revenues and advances from customers	3,633	1,697
Other payables and accrued expenses	4,993	5,046
Total current liabilities	33,172	25,520
LONG TERM LIABILITIES:
Accrued severance pay	1,059	1,232
Payment obligation related to acquisition		334
Other long-term liabilities	1,456	589
Total long-term liabilities	2,515	2,155
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2017 and 2018, respectively; Issued and Outstanding: 34,124,223 shares and 35,065,200 shares at December 31, 2017 and 2018, respectively	89	86
Additional paid in capital	156,714	140,170
Accumulated other comprehensive income (loss)	(238)	301
Retained earnings	22,571	10,142
Total shareholders' equity	179,136	150,699
Total liabilities and shareholders' equity	$ 214,823	$ 178,374